SHARE CAPITAL (Narrative) (Details)							1 Months Ended					6 Months Ended			12 Months Ended
	Jan. 02, 2020 USD ($) shares	Jul. 01, 2019 USD ($)	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Dec. 31, 2019 shares	Dec. 19, 2019 USD ($) $ / shares shares	Aug. 21, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Nov. 20, 2018	Feb. 29, 2020 USD ($) Share shares	Feb. 29, 2020 CAD ($) Share shares	Feb. 28, 2019 USD ($) shares	Aug. 31, 2019 USD ($) Share shares	Aug. 31, 2019 CAD ($) Share shares	Jan. 27, 2020 shares	Aug. 31, 2018 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Consolidation of common shares											one new share for ten old shares (1:10)
Number of shares outstanding | shares												62,347,102		32,795,891	58,575,787	58,575,787		29,103,411
Increase (decrease) in number of shares outstanding | shares			3,124,059					3,225,807	8,326,957
Equity Issuance, Price per Share | $ / shares			$ 1.33					$ 1.24	$ 1.25
Gross proceeds from issuing shares								$ 4,000,000	$ 10,400,000
Percentage of finders fee			6.00%					6.00%	6.00%
Finders fee			$ 72,000					$ 54,000	$ 624,000
Number of shares issued for exercise of warrants | shares												28,040	28,040		1,048,770	1,048,770
Exercise of warrants for shares issued | shares												28,040	28,040		1,048,770	1,048,770
Shares issued for interest on convertible note (Shares) | shares												517,468	517,468	545,721
Shares issued for interest on convertible note												$ 687,000		$ 687,000
Payments for share issue costs			107,000						$ 1,769,000			284,000		107,000
Proceeds from the issuance of equity			$ 4,160,000									$ 4,000,000		$ 4,155,000
Number of share options granted in share-based payment arrangement | Share												1,628,500	1,628,500		1,554,000	1,554,000
Weighted average exercise price of share options granted in share-based payment arrangement													$ 1.81			$ 2.61
Stock options compensation expense												$ 194,000			$ 377,000
Deferred share unit liability												247,000
Deferred share unit expense												124,000
Deferred share units share based compensation												67,000
Deferred share units director fees												$ 57,000
Deferred share units issued | shares												424,083
Deferred share units cancelled | shares												33,928	33,928
Deferred share units fully vested | shares												67,202
Restricted share units liability												$ 278,000
Aggregate restricted share units expense												177,000
Restricted share units expense												150,000
Restricted share units expense capitalized												$ 27,000
Restricted share units issued | shares												468,370
Liberty Metals And Mining Holdings Llc [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares									7,575,758
Equity Issuance, Price per Share | $ / shares									$ 1.32
Gross proceeds from issuing shares									$ 10,000,000
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			2,141,942				1,612,931		6,940,000	1,111,111
Equity Issuance, Price per Share | $ / shares									$ 1.32	$ 1.17
Gross proceeds from issuing shares									$ 9,100,000
Proceeds from the issuance of equity										$ 1,300,000
Deepkloof Limited [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests										20.05%
Deepkloof Limited [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests										22.60%
Directors [Member]
Disclosure of classes of share capital [line items]
Deferred share units issued | shares																	240,000
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares	517,465			545,721	757,924	244,063
Shares issued for interest on convertible note	$ 687,160	$ 687,000		$ 687,160	$ 724,000	$ 691,000
Borrowings	$ 19,990,000			$ 19,990,000	$ 19,990,000	$ 19,990,000													$ 20,000,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense												$ 177,000			328,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense												$ 17,000			$ 49,000